Organization of the Company and Basis of Presentation (Details Narrative)																	3 Months Ended	12 Months Ended
	May 12, 2025	May 07, 2025	Apr. 29, 2025 shares	Apr. 19, 2025	Apr. 02, 2025 shares	Mar. 21, 2025 USD ($) $ / shares shares	Mar. 10, 2025 GBP (£)	Feb. 26, 2025 shares	Feb. 11, 2025 $ / shares shares	Feb. 06, 2025	Feb. 05, 2025 USD ($)	Feb. 04, 2025 USD ($) $ / shares	Jan. 31, 2025 USD ($)	Jan. 29, 2025	Jan. 02, 2025 USD ($) $ / shares shares	Dec. 18, 2023	Mar. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	May 06, 2025 $ / shares
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage																			6.00%
Common Stock, Par or Stated Value Per Share | $ / shares																	$ 0.001	$ 0.001	$ 0.001
Stock Issued During Period, Value, New Issues | $
Stockholders' Equity, Reverse Stock Split		one-for-sixteen														15:1
Preferred Stock, Par or Stated Value Per Share | $ / shares																		$ 0.001	$ 0.001
Subsequent Event [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage				6.00%
[custom:StockholderSEquityIncreaseFromDeConsolidationOfSubsidiary] | $													$ 5,600,000
Common Stock, Par or Stated Value Per Share | $ / shares																				$ 0.001
Stockholders' Equity, Reverse Stock Split	All references to issued and outstanding shares all periods reflect: the 1-for-16 reverse stock split effective May 12, 2025, and the 1-for-15 reverse stock split effective July 7, 2025. As a result, all share numbers for all periods, including the number of shares underlying warrants, options, and other convertible securities, and all exercise prices applicable to such warrants, options and convertible securities have been adjusted retrospectively to give effect to the 1-for-16 and 1-for-15 reverse stock splits									reverse stock split at a ratio not less than 1:4 and not more than 1:16
Subsequent Event [Member] | Rombotis Settlement Agreement [Member]
Class of Stock [Line Items]
[custom:SettlementPaymentSettlementAgreement] | $															$ 279,415.50
[custom:FutureOneTimeSettlementPaymentSettlementAgreement-0] | $															279,415.50
Subsequent Event [Member] | Mc Barron Settlement Agreement [Member]
Class of Stock [Line Items]
[custom:SettlementPaymentSettlementAgreement] | $															165,164.50
[custom:FutureOneTimeSettlementPaymentSettlementAgreement-0] | $															$ 165,164.50
Subsequent Event [Member] | Cyclacel Limited United Kingdom [Member] | Assets Of Cyclacel Limited [Member]
Class of Stock [Line Items]
Asset Acquisition, Consideration Transferred | £							£ 250,000
Subsequent Event [Member] | February 2025 Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share | $ / shares															$ 1.00
Proceeds from Issuance of Convertible Preferred Stock | $															$ 3,100,000
Subsequent Event [Member] | February Two Thousand Twenty Five Securities Purchase Agreement [Member]
Class of Stock [Line Items]
[custom:PercentageOfOutstandingCommonStock]									70.00%
Subsequent Event [Member] | February Two Thousand Twenty Five Securities Purchase Agreement [Member] | Helena Special Opportunities One Ltd [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues | $											$ 25,000,000
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage																	6.00%	6.00%	6.00%
Shares Issued, Price Per Share | $ / shares																	$ 10.00	$ 10.00
Convertible Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Rate, Percentage														6.00%
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share | $ / shares																	$ 0.011
Preferred Stock, Par or Stated Value Per Share | $ / shares																		0.001
Series C Preferred Stock [Member] | Subsequent Event [Member] | February 2025 Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues | shares															1,000,000
Series C Preferred Stock [Member] | Subsequent Event [Member] | February Two Thousand Twenty Five Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues | shares									1,000,000
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share | $ / shares																		$ 0.001
Series D Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted | shares			45,833		162,588
Series D Preferred Stock [Member] | Subsequent Event [Member] | February 2025 Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues | shares															2,100,000
Common Stock [Member] | Subsequent Event [Member] | Private Placement [Member]
Class of Stock [Line Items]
[custom:CommonStockValueAgreedToBeIssued] | $												$ 8,000,000
Common Stock, Par or Stated Value Per Share | $ / shares												$ 0.001
[custom:SharePurchaseAgreementIncrementExerciseLotOneValue] | $												$ 1,000,000
[custom:SharePurchaseAgreementIncrementExerciseLotTwoValue] | $												$ 2,000,000
Common Stock [Member] | Subsequent Event [Member] | February Two Thousand Twenty Five Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted | shares								799,911
Series C Convertible Preferred Stock [Member] | Subsequent Event [Member] | February Two Thousand Twenty Five Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share | $ / shares									$ 0.0001
Conversion of Stock, Shares Converted | shares								11,041
Series D Convertible Preferred Stock [Member] | Subsequent Event [Member] | February Two Thousand Twenty Five Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues | shares									2,100,000
Preferred Stock, Par or Stated Value Per Share | $ / shares									$ 0.0001
Conversion of Stock, Shares Converted | shares								1,745,262
Series C And D Convertible Preferred Stock [Member] | Subsequent Event [Member] | February Two Thousand Twenty Five Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues | shares									1,745,262
Conversion of Stock, Shares Converted | shares								1,000,000
Series E Convertible Preferred Stock [Member] | Subsequent Event [Member] | March 2025 Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues | shares						1,000,000
Shares Issued, Price Per Share | $ / shares						$ 1.00
Proceeds from Issuance of Convertible Preferred Stock | $						$ 1,000,000.0